Derivatives - Gain or loss on valuation of derivatives (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 619,499	₩ (1,446,277)	₩ (267,691)
Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(143,178)	(286,660)	(159,976)
Foreign Currency Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	173,957	(95,826)	68,817
Foreign Currency Related | Over the counter | Currency forward
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	36,890	44,245	268,310
Foreign Currency Related | Over the counter | Currency swap
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	135,712	(144,318)	(201,500)
Foreign Currency Related | Over the counter | Currency options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	1,355	4,247	2,007
Foreign Currency Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	173,002	(77,854)	68,618
Foreign Currency Related | Exchange traded | Currency futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(955)	17,972	(199)
Interest Rates Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	179,101	(172,992)	(141,911)
Interest Rates Related | Over the counter | Interest Rate Option
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(2,886)	285	792
Interest Rates Related | Over the counter | Interest rate forwards and swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	181,987	(173,277)	(142,703)
Interest Rates Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	169,590	(171,966)	(141,915)
Interest Rates Related | Exchange traded | Interest rate futures and others
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(9,511)	1,026	(4)
Credit Related | Over the counter | Credit Swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	53,042	(25,562)	192,729
Equity Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(179,258)	(189,528)	(173,123)
Equity Related | Over the counter | Equity Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(159,324)	3,360	3,307
Equity Related | Over the counter | Equity Swaps And Forwards
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(19,934)	(192,888)	(176,430)
Equity Related | Exchange traded | Equity Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(13,929)	(27,932)	32,555
Equity Related | Exchange traded | Equity Futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	50,009	(69,200)	(19,408)
Commodity Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	38,543	(142,751)	(24,053)
Commodity Related | Over the counter | Commodity Swaps And Forwards
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	37,027	(148,591)	(19,097)
Commodity Related | Over the counter | Commodity Futures And Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	1,516	5,840	(4,956)
Commodity Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	40,027	(140,693)	(23,584)
Commodity Related | Exchange traded | Commodity Futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	1,484	2,058	469
Hedge Funds
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	327,016	(743,542)	(203,563)
Trading purpose | Equity related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 36,080	₩ (97,132)	₩ 13,147